UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04995

                    SIT U.S. GOVERNMENT SECURITIES FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

               Registrant's telephone number, including area code:
                                  612-332-3223

                  Date of fiscal year end: March 31, 2005

                  Date of reporting period: December 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS
         -----------------------

Sit U.S. Government Securities Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)   NAME OF ISSUER                              MARKET VALUE (1)
--------------------------------------------------------------------------------
MORTGAGE PASS-THROUGH SECURITIES (61.6%)
    FEDERAL HOME LOAN MORTGAGE CORPORATION (15.7%):
        Par ($)   Coupon     Maturity                       Market Value ($)(1)
        -------   ------     --------                       -------------------
      2,161,160    3.08%     5/1/2034                                 2,115,034
         58,937    5.50%     8/1/2017                                    59,835
        281,559    6.38%     12/1/2026                                  286,537
         78,815    6.38%     8/1/2027                                    80,824
        135,111    6.38%     12/1/2027                                  138,556
        736,002    6.50%     8/1/2029                                   754,326
        127,229    7.00%     7/1/2024                                   132,848
         52,434    7.00%     2/1/2029                                    54,753
      1,755,105    7.00%     10/1/2031                                1,828,071
      1,671,593    7.00%     11/1/2032                                1,743,623
        403,135    7.38%     12/17/2024                                 427,457
         96,525    7.50%     10/1/2012                                  100,115
         66,644    7.50%     4/1/2021                                    70,007
        139,119    7.50%     5/1/2026                                   145,973
         38,815    7.50%     2/1/2027                                    40,818
        191,977    7.50%     4/1/2027                                   201,885
      1,383,441    7.50%     7/1/2029                                 1,451,604
        209,941    7.50%     3/1/2030                                   220,284
      1,621,431    7.50%     1/1/2031                                 1,700,645
      1,738,171    7.50%     10/1/2031                                1,833,550
        213,812    7.50%     2/1/2032                                   224,347
      3,130,408    7.50%     4/1/2032                                 3,284,647
      2,111,696    7.50%     7/1/2032                                 2,216,258
         95,662    8.00%     10/1/2016                                  102,305
        684,887    8.00%     12/1/2016                                  729,013
         43,131    8.00%     5/1/2017                                    45,899
        536,487    8.00%     12/1/2023                                  569,362
        228,547    8.00%     7/1/2024                                   244,373
        248,239    8.00%     9/1/2024                                   265,429
        374,678    8.00%     9/15/2024                                  398,512
        148,127    8.00%     11/1/2025                                  158,286
         71,168    8.00%     12/1/2026                                   75,974
        119,384    8.00%     1/1/2027                                   127,584
        138,290    8.00%     10/1/2027                                  147,795
      1,487,727    8.00%     10/17/2027                               1,584,174
        138,935    8.00%     1/1/2028                                   148,478
         34,615    8.00%     7/1/2028                                    36,840
        291,647    8.00%     6/1/2030                                   311,382
        130,522    8.00%     11/1/2030                                  139,205
        171,636    8.00%     11/1/2030                                  183,054
        153,043    8.00%     2/1/2032                                   163,165
         32,394    8.25%     12/1/2008                                   33,118
         51,782    8.25%     12/1/2017                                   55,458
        290,162    8.50%     1/1/2016                                   309,933
        618,239    8.50%     5/1/2016                                   660,823
          6,836    8.50%     1/1/2017                                     7,366
         82,400    8.50%     5/1/2017                                    88,781
        129,753    8.50%     10/1/2019                                  140,321
        180,216    8.50%     8/1/2023                                   194,258
         21,167    8.50%     7/1/2024                                    22,960
         92,162    8.50%     1/1/2025                                    99,464
        128,684    8.50%     4/1/2025                                   138,879
         90,755    8.50%     5/1/2025                                    97,945
         39,635    8.50%     6/1/2025                                    42,775
         43,393    8.50%     10/1/2026                                   47,071
        563,571    8.50%     12/1/2029                                  608,220
        349,038    8.50%     8/1/2030                                   378,623
         23,296    8.50%     12/1/2030                                   25,226
        660,487    8.50%     2/1/2031                                   712,815

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)   NAME OF ISSUER                              MARKET VALUE (1)
--------------------------------------------------------------------------------
         45,818    8.50%     4/1/2031                                    49,536
         17,686    8.50%     8/1/2031                                    19,121
         31,834    8.75%     1/1/2017                                    33,647
         15,511    9.00%     5/1/2009                                    16,125
          6,609    9.00%     6/1/2009                                     7,207
         24,549    9.00%     7/1/2009                                    25,548
         23,123    9.00%     7/1/2009                                    24,039
         77,608    9.00%     12/1/2009                                   80,682
         18,212    9.00%     10/1/2013                                   19,518
        160,173    9.00%     11/1/2015                                  174,531
         12,314    9.00%     5/1/2016                                    13,307
        293,657    9.00%     5/1/2016                                   319,980
         97,945    9.00%     7/1/2016                                   105,839
         82,444    9.00%     10/1/2016                                   88,452
         21,729    9.00%     11/1/2016                                   23,480
          6,829    9.00%     1/1/2017                                     7,380
         15,369    9.00%     1/1/2017                                    16,577
         19,904    9.00%     2/1/2017                                    21,508
         48,811    9.00%     2/1/2017                                    51,141
        169,701    9.00%     2/1/2017                                   183,378
          6,786    9.00%     4/1/2017                                     7,261
         58,305    9.00%     4/1/2017                                    58,932
         29,955    9.00%     6/1/2017                                    32,379
         35,592    9.00%     6/1/2017                                    38,546
          7,783    9.00%     9/1/2017                                     8,429
         91,632    9.00%     10/1/2017                                   99,237
         58,621    9.00%     6/1/2018                                    62,823
        181,077    9.00%     6/1/2019                                   195,215
         96,110    9.00%     10/1/2019                                  104,487
         86,204    9.00%     10/1/2019                                   93,718
         20,716    9.00%     10/1/2019                                   22,325
        392,121    9.00%     3/1/2020                                   424,706
        183,349    9.00%     9/1/2020                                   191,273
        442,521    9.00%     6/1/2021                                   467,106
         83,488    9.00%     7/1/2021                                    90,975
         27,118    9.00%     7/1/2021                                    29,599
         51,188    9.00%     10/1/2021                                   53,891
         27,890    9.00%     3/1/2022                                    30,275
         49,980    9.00%     4/1/2025                                    54,008
        240,131    9.00%     11/1/2025                                  263,524
          8,804    9.25%     7/1/2008                                     9,209
         22,947    9.25%     8/1/2008                                    24,005
         12,352    9.25%     8/1/2009                                    12,764
         56,982    9.25%     7/1/2010                                    57,640
         23,711    9.25%     3/1/2011                                    24,430
         41,559    9.25%     6/1/2016                                    45,230
         20,276    9.25%     3/1/2017                                    22,067
        345,529    9.25%     2/1/2018                                   369,170
         14,759    9.25%     1/1/2019                                    15,207
         92,520    9.25%     3/1/2019                                    99,345
        155,024    9.25%     3/1/2019                                   163,933
         32,458    9.50%     10/1/2008                                   34,043
         54,162    9.50%     2/1/2010                                    56,639
         13,945    9.50%     5/1/2010                                    13,950
         20,398    9.50%     6/1/2010                                    21,331
          8,387    9.50%     1/1/2011                                     8,999
        121,987    9.50%     6/1/2011                                   126,220
         20,154    9.50%     6/1/2016                                    22,062
          8,572    9.50%     7/1/2016                                     9,384
         10,751    9.50%     9/1/2016                                    11,406
         43,820    9.50%     10/1/2016                                   47,968
         77,702    9.50%     6/1/2017                                    85,308

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)   NAME OF ISSUER                              MARKET VALUE (1)
--------------------------------------------------------------------------------
         20,797    9.50%     9/1/2017                                    22,785
         48,790    9.50%     4/1/2018                                    53,691
         12,377    9.50%     10/1/2018                                   13,589
        125,975    9.50%     12/1/2018                                  137,814
         10,520    9.50%     6/1/2019                                    11,161
        399,724    9.50%     6/17/2019                                  436,075
         94,226    9.50%     7/1/2020                                   101,345
         47,625    9.50%     8/1/2020                                    52,100
        227,997    9.50%     8/1/2021                                   249,967
      1,480,741    9.50%     12/17/2021                               1,621,594
         10,812    9.75%     12/1/2008                                   11,310
         36,677    9.75%     12/1/2008                                   38,366
         44,013    9.75%     11/1/2009                                   46,041
         14,737    9.75%     6/1/2011                                    15,416
        253,847    9.75%     12/1/2016                                  273,508
         43,106    9.75%     6/1/2017                                    47,397
        251,087    9.75%     12/1/2017                                  274,406
         15,472    9.85%     5/1/2016                                    16,999
         62,139    10.00%    11/1/2010                                   65,170
         56,492    10.00%    11/1/2011                                   62,865
        213,452    10.00%    6/1/2020                                   239,397
        204,250    10.00%    9/1/2020                                   226,865
        138,933    10.00%    3/1/2021                                   152,642
         62,111    10.00%    10/1/2021                                   67,963
         18,735    10.25%    6/1/2010                                    19,914
         35,589    10.25%    2/1/2017                                    37,828
         58,664    10.29%    9/1/2016                                    62,957
         60,915    10.50%    10/1/2013                                   66,674
        106,396    10.50%    5/1/2014                                   113,459
         28,311    10.50%    9/1/2015                                    31,341
         24,028    10.50%    1/1/2019                                    26,964
        447,415    10.50%    6/1/2019                                   496,825
            868    10.50%    7/1/2020                                       974
          8,876    11.00%    12/1/2011                                    9,735
         41,681    11.00%    6/1/2015                                    45,312
         36,357    11.00%    2/1/2016                                    39,969
         18,717    11.00%    5/1/2019                                    20,283
         25,190    11.00%    7/1/2019                                    27,933
         11,624    11.25%    10/1/2009                                   12,495
         41,546    11.25%    8/1/2011                                    45,343
         26,922    13.00%    5/1/2017                                    30,027
                                                             ------------------
                                                                     38,423,377
                                                             ------------------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (30.4%):
        Par ($)   Coupon     Maturity                        Market Value ($)(1)
        -------   ------     --------                        -------------------
      2,022,731    4.03%     4/1/2033                                 1,985,609
      4,234,791    5.00%     11/1/2010                                4,217,068
         78,214    5.76%     3/1/2033                                    78,253
        800,035    6.00%     9/1/2017                                   819,820
         31,080    6.49%     3/1/2019                                    30,984
         91,471    6.49%     2/1/2032                                    93,977
         73,828    6.49%     4/1/2032                                    75,851
         63,815    6.91%     11/1/2026                                   66,916
        216,661    6.91%     8/1/2027                                   227,190
        500,024    6.95%     8/1/2021                                   508,164
        242,737    7.00%     7/1/2026                                   253,269
        118,932    7.00%     3/1/2027                                   124,349
         24,828    7.00%     4/1/2027                                    26,184
        499,135    7.00%     5/1/2028                                   520,791
        805,821    7.00%     1/1/2029                                   840,784
      2,454,012    7.00%     11/1/2029                                2,563,126
        468,981    7.00%     2/1/2032                                   489,329

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)   NAME OF ISSUER                              MARKET VALUE (1)
--------------------------------------------------------------------------------
         89,902    7.00%     5/1/2032                                    93,819
      1,802,760    7.00%     6/1/2032                                 1,881,291
        452,241    7.00%     6/1/2032                                   475,049
        173,242    7.00%     7/1/2032                                   180,789
        686,442    7.00%     9/1/2032                                   716,345
        300,709    7.00%     10/1/2032                                  313,910
        328,179    7.00%     11/1/2032                                  342,418
        491,111    7.00%     11/1/2032                                  512,419
        967,600    7.00%     4/1/2034                                 1,009,582
        573,137    7.50%     11/1/2012                                  575,818
        674,967    7.50%     3/1/2016                                   709,577
      1,126,997    7.50%     6/1/2022                                 1,181,607
      1,664,886    7.50%     10/1/2022                                1,743,795
        455,233    7.50%     9/1/2023                                   476,809
      1,151,899    7.50%     5/1/2024                                 1,206,494
        428,453    7.50%     6/1/2025                                   449,742
          4,516    7.50%     3/1/2027                                     4,741
         16,540    7.50%     9/1/2027                                    17,529
      1,039,118    7.50%     5/1/2029                                 1,088,368
         76,845    7.50%     11/1/2029                                   80,714
         31,956    7.50%     1/1/2030                                    33,491
        974,893    7.50%     1/1/2031                                 1,022,407
        319,228    7.50%     1/1/2031                                   334,359
        151,033    7.50%     10/1/2031                                  158,225
        235,928    7.50%     3/1/2032                                   247,139
        652,546    7.50%     6/1/2032                                   687,896
        742,349    7.50%     12/1/2034                                  777,533
      1,203,452    7.54%     6/1/2016                                 1,328,829
      1,229,537    7.87%     12/15/2025                               1,314,840
         59,149    8.00%     8/1/2009                                    61,239
        276,671    8.00%     4/1/2016                                   295,361
         70,542    8.00%     11/1/2016                                   75,387
         34,626    8.00%     6/1/2018                                    36,165
        607,715    8.00%     7/1/2021                                   650,017
        160,432    8.00%     1/1/2022                                   171,309
          1,451    8.00%     2/1/2023                                     1,548
        116,208    8.00%     5/1/2023                                   123,708
         79,346    8.00%     9/1/2023                                    84,556
        476,540    8.00%     7/1/2024                                   508,042
        188,841    8.00%     8/1/2024                                   201,713
         90,002    8.00%     4/1/2025                                    96,116
        134,995    8.00%     6/1/2027                                   144,167
         30,563    8.00%     7/1/2027                                    32,634
        482,948    8.00%     9/1/2027                                   515,535
        159,703    8.00%     9/1/2027                                   171,580
         51,285    8.00%     10/1/2027                                   54,781
        250,343    8.00%     6/1/2028                                   267,613
        184,223    8.00%     9/1/2028                                   196,931
        815,309    8.00%     5/1/2029                                   870,682
        182,238    8.00%     9/1/2029                                   195,614
         65,897    8.00%     12/1/2029                                   70,249
         11,332    8.00%     2/1/2030                                    12,112
        494,768    8.00%     2/1/2031                                   528,371
        270,599    8.00%     2/1/2031                                   289,076
        255,887    8.00%     3/1/2031                                   275,009
        706,828    8.00%     12/1/2031                                  754,833
        141,160    8.00%     3/1/2032                                   149,891
      1,029,464    8.00%     9/1/2032                                 1,099,134
        268,948    8.00%     8/1/2034                                   287,214
         53,909    8.25%     4/1/2022                                    57,506
        874,832    8.29%     7/20/2030                                  950,382
        751,958    8.33%     7/15/2020                                  827,605

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)   NAME OF ISSUER                              MARKET VALUE (1)
--------------------------------------------------------------------------------
        372,339    8.38%     7/20/2028                                  404,209
      3,734,340    8.45%     5/31/2035                                4,044,858
          3,803    8.50%     8/1/2006                                     3,844
         65,569    8.50%     11/1/2010                                   68,672
        431,056    8.50%     9/1/2013                                   437,595
        682,343    8.50%     2/1/2016                                   727,967
         36,691    8.50%     4/1/2017                                    39,449
        132,785    8.50%     6/1/2017                                   135,020
         36,468    8.50%     9/1/2017                                    38,692
        138,886    8.50%     8/1/2018                                   150,207
        403,374    8.50%     5/1/2022                                   434,486
         67,444    8.50%     7/1/2022                                    73,252
         73,024    8.50%     11/1/2023                                   79,153
         19,405    8.50%     5/1/2024                                    21,111
        214,477    8.50%     2/1/2025                                   231,020
         63,914    8.50%     9/1/2025                                    69,188
        435,041    8.50%     12/1/2025                                  471,643
        477,145    8.50%     1/1/2026                                   517,359
        267,611    8.50%     1/1/2026                                   290,166
        231,916    8.50%     7/1/2026                                   249,020
        426,641    8.50%     9/1/2026                                   462,537
      1,066,068    8.50%     11/1/2026                                1,156,041
         39,926    8.50%     12/1/2026                                   43,295
        203,271    8.50%     5/1/2027                                   220,373
        337,072    8.50%     6/1/2027                                   365,481
        715,179    8.50%     11/1/2028                                  775,535
      1,035,546    8.50%     12/1/2028                                1,122,943
        110,222    8.50%     12/1/2029                                  119,495
        392,218    8.50%     1/1/2030                                   421,205
         55,817    8.50%     8/1/2030                                    59,934
        174,361    8.50%     11/1/2030                                  187,021
         22,842    8.50%     11/1/2030                                   24,731
         86,840    8.50%     12/1/2030                                   94,022
         22,095    8.50%     1/1/2031                                    23,716
        140,363    8.50%     6/1/2032                                   152,193
        420,953    8.52%     9/15/2030                                  455,637
        148,475    8.87%     12/15/2025                                 164,548
        117,594    9.00%     1/1/2009                                   123,063
         46,022    9.00%     5/1/2009                                    47,524
         22,940    9.00%     5/1/2009                                    23,874
         80,550    9.00%     5/1/2009                                    82,960
         52,514    9.00%     5/1/2009                                    54,651
         15,792    9.00%     4/1/2010                                    16,580
         64,938    9.00%     3/1/2011                                    68,485
        163,437    9.00%     8/1/2016                                   176,735
        177,392    9.00%     11/1/2016                                  191,825
         64,629    9.00%     6/1/2017                                    69,712
         13,992    9.00%     6/1/2017                                    14,161
         16,852    9.00%     7/1/2017                                    18,177
         38,108    9.00%     9/1/2017                                    41,365
         53,194    9.00%     12/1/2017                                   57,377
         42,118    9.00%     2/1/2018                                    45,717
         12,203    9.00%     9/1/2019                                    12,812
         24,036    9.00%     10/1/2019                                   24,867
         79,087    9.00%     12/15/2019                                  85,307
         69,832    9.00%     3/1/2021                                    75,324
          3,514    9.00%     9/1/2021                                     3,834
         62,130    9.00%     4/1/2025                                    68,055
        319,598    9.00%     6/15/2025                                  346,664
        462,837    9.00%     11/1/2025                                  502,492
         37,244    9.00%     12/1/2026                                   39,928
        266,591    9.00%     5/1/2027                                   288,860

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)   NAME OF ISSUER                              MARKET VALUE (1)
--------------------------------------------------------------------------------
         68,090    9.00%     5/1/2030                                    74,638
        142,636    9.00%     8/15/2030                                  155,968
         38,819    9.00%     11/1/2030                                   42,635
         37,934    9.00%     4/1/2031                                    41,618
         87,379    9.00%     6/1/2031                                    95,945
         29,818    9.00%     7/1/2031                                    32,328
         59,625    9.25%     10/1/2009                                   62,429
         27,921    9.25%     7/1/2010                                    29,438
          3,165    9.25%     4/1/2012                                     3,170
         56,032    9.25%     10/1/2016                                   61,011
         63,907    9.25%     12/1/2016                                   69,585
        140,636    9.25%     2/1/2017                                   152,721
          5,806    9.25%     3/1/2017                                     6,322
        301,493    9.34%     8/20/2027                                  343,255
         19,861    9.50%     9/1/2008                                    20,131
         61,831    9.50%     12/1/2009                                   65,424
         13,966    9.50%     1/1/2011                                    14,661
         14,512    9.50%     10/1/2013                                   15,486
         15,792    9.50%     5/1/2014                                    16,007
          6,101    9.50%     4/1/2016                                     6,511
         66,201    9.50%     4/1/2016                                    71,083
         30,416    9.50%     9/1/2016                                    33,311
         33,125    9.50%     9/1/2017                                    34,713
         46,715    9.50%     11/1/2018                                   51,712
         60,975    9.50%     12/1/2018                                   66,975
         49,169    9.50%     5/1/2019                                    54,560
         76,134    9.50%     10/1/2019                                   83,542
         57,498    9.50%     12/1/2019                                   63,456
      1,016,054    9.50%     3/1/2020                                 1,109,722
         25,687    9.50%     3/1/2020                                    27,734
         90,704    9.50%     6/1/2020                                   100,407
        173,949    9.50%     9/1/2020                                   191,975
        133,497    9.50%     9/1/2020                                   146,664
        186,600    9.50%     10/15/2020                                 204,098
        170,596    9.50%     12/15/2020                                 186,963
         32,451    9.50%     12/15/2020                                  35,459
         54,568    9.50%     3/1/2021                                    60,231
         46,639    9.50%     4/15/2021                                   51,316
        201,787    9.50%     7/1/2021                                   220,352
        188,698    9.50%     4/1/2025                                   207,265
        252,102    9.50%     4/1/2025                                   280,231
        512,791    9.50%     11/1/2025                                  568,684
        359,270    9.50%     3/1/2026                                   399,357
        388,551    9.50%     9/1/2026                                   431,906
        342,951    9.50%     10/1/2026                                  381,584
         77,021    9.50%     8/1/2030                                    85,292
      1,624,441    9.55%     8/20/2025                                1,750,169
        150,979    9.75%     1/15/2013                                  164,275
        122,947    9.75%     1/1/2021                                   135,909
        287,031    9.75%     10/1/2021                                  319,623
        321,810    9.75%     4/1/2025                                   358,351
          6,639    10.00%    3/1/2011                                     6,971
         63,238    10.00%    5/1/2011                                    67,028
        110,409    10.00%    7/1/2013                                   118,894
         80,117    10.00%    6/1/2014                                    83,153
        684,271    10.00%    2/1/2015                                   749,424
        864,771    10.00%    3/1/2015                                   962,234
         74,392    10.00%    11/1/2016                                   81,777
         42,525    10.00%    3/1/2018                                    46,853
        455,576    10.00%    7/1/2019                                   498,954
         62,901    10.00%    9/1/2019                                    69,650
         67,006    10.00%    12/1/2019                                   72,414

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)   NAME OF ISSUER                              MARKET VALUE (1)
--------------------------------------------------------------------------------
        205,183    10.00%    6/1/2020                                   228,236
         16,631    10.00%    11/1/2020                                   18,582
         36,794    10.00%    1/1/2021                                    41,263
        185,650    10.00%    10/1/2021                                  205,964
         89,119    10.00%    5/1/2022                                    99,943
        139,832    10.00%    5/1/2022                                   154,489
        120,037    10.00%    1/1/2024                                   133,172
        646,223    10.00%    2/1/2028                                   721,407
        169,823    10.00%    7/1/2028                                   189,744
        340,148    10.18%    7/1/2020                                   374,285
        317,990    10.25%    8/15/2013                                  346,920
         10,336    10.50%    5/1/2009                                    10,912
         44,851    10.50%    5/1/2015                                    48,124
        282,227    10.50%    1/1/2016                                   315,864
         86,075    10.50%    12/1/2017                                   96,434
         15,855    10.75%    11/1/2010                                   16,809
          5,430    11.00%    4/1/2014                                     6,012
         36,679    11.00%    8/1/2015                                    39,452
         20,316    11.00%    4/1/2017                                    21,970
        455,627    11.27%    8/15/2020                                  504,013
        279,869    11.75%    10/20/2022                                 319,300
                                                             ------------------
                                                                     74,595,695
                                                             ------------------

    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (15.5%):
        Par ($)   Coupon     Maturity                       Market Value ($)(1)
        -------   ------     ---------                      -------------------
        424,695    5.50%     9/15/2025                                  428,956
        112,182    5.76%     3/20/2033                                  113,594
         83,751    5.76%     3/20/2033                                   84,806
        241,996    5.76%     3/20/2033                                  245,042
        117,277    5.76%     5/20/2033                                  118,753
        445,856    5.76%     5/20/2033                                  451,468
        109,561    5.76%     6/20/2033                                  110,940
         95,832    5.76%     6/20/2033                                   97,038
         74,441    6.00%     9/15/2018                                   76,210
         83,899    6.05%     3/20/2033                                   85,574
        329,769    6.25%     5/15/2013                                  341,690
        416,624    6.25%     12/15/2023                                 435,149
        264,197    6.25%     1/15/2024                                  275,915
        235,474    6.38%     12/15/2027                                 245,523
        305,859    6.38%     4/15/2028                                  318,859
        164,871    6.49%     9/20/2031                                  171,076
        258,360    6.49%     11/20/2031                                 268,083
         49,684    6.49%     12/20/2031                                  51,554
        358,837    6.49%     4/20/2032                                  372,241
         75,696    6.49%     6/20/2032                                   78,523
         56,110    6.49%     6/20/2032                                   58,206
         89,524    6.49%     12/20/2032                                  92,868
      2,301,432    6.50%     5/15/2023                                2,402,408
         40,435    6.57%     9/20/2032                                   41,606
        116,356    6.57%     11/20/2032                                 119,728
         84,684    6.57%     12/20/2032                                  87,138
        179,335    6.57%     1/20/2033                                  184,498
         85,250    6.57%     3/20/2033                                   87,705
         97,783    6.75%     9/15/2015                                  102,799
        462,579    6.75%     8/15/2028                                  482,516
        135,413    6.75%     6/15/2029                                  141,164
        226,785    6.75%     6/15/2029                                  236,416
        614,510    6.91%     7/20/2026                                  640,927
         37,923    7.00%     9/20/2016                                   39,586
        510,002    7.00%     2/15/2028                                  535,311
        158,808    7.00%     6/15/2029                                  166,814
      1,222,722    7.00%     7/15/2029                                1,284,364

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)   NAME OF ISSUER                              MARKET VALUE (1)
--------------------------------------------------------------------------------
        395,362    7.00%     1/15/2030                                  415,160
        398,671    7.00%     1/15/2031                                  418,565
        360,324    7.00%     10/15/2031                                 378,205
        781,672    7.00%     11/15/2032                                 820,618
         28,842    7.05%     2/15/2023                                   30,178
         43,199    7.25%     8/15/2010                                   44,864
         54,756    7.25%     10/15/2028                                  57,262
        209,508    7.25%     5/15/2029                                  218,971
         67,466    7.27%     7/20/2022                                   70,674
         62,513    7.38%     1/15/2029                                   65,549
        459,683    7.38%     3/15/2031                                  459,309
          6,681    7.50%     3/15/2007                                    6,808
        127,647    7.50%     5/15/2016                                  135,725
        349,739    7.50%     12/15/2022                                 370,444
        795,341    7.50%     2/15/2027                                  837,885
         72,823    7.55%     7/20/2022                                   76,641
        119,754    7.55%     10/20/2022                                 126,033
         96,491    7.63%     10/15/2029                                 102,197
        107,537    7.65%     10/20/2021                                 113,493
        105,482    7.65%     7/20/2022                                  111,317
        210,782    7.75%     6/15/2020                                  224,110
        237,297    7.75%     7/15/2020                                  252,302
        294,238    7.75%     8/15/2020                                  312,844
        184,533    7.75%     8/15/2020                                  196,201
        111,201    7.75%     11/15/2020                                 118,232
        562,419    7.75%     10/15/2022                                 603,305
            607    7.90%     11/20/2020                                     644
         37,403    7.90%     1/20/2021                                   39,743
         46,215    7.90%     1/20/2021                                   49,107
         30,796    7.90%     4/20/2021                                   32,723
        187,514    7.95%     2/15/2020                                  200,433
         87,918    7.99%     2/20/2021                                   93,647
         62,885    7.99%     4/20/2021                                   66,983
        160,403    7.99%     7/20/2021                                  170,854
        162,953    7.99%     9/20/2021                                  173,571
        107,867    7.99%     10/20/2021                                 114,895
        244,596    7.99%     1/20/2022                                  260,551
        454,163    7.99%     6/20/2022                                  483,788
         35,664    8.00%     10/15/2012                                  37,916
        672,070    8.00%     10/15/2014                                 718,405
         89,974    8.00%     5/15/2016                                   96,921
        279,769    8.00%     6/15/2016                                  301,369
        116,308    8.00%     9/15/2016                                  125,288
        136,215    8.00%     11/20/2016                                 144,758
         85,538    8.00%     7/15/2017                                   91,539
         47,308    8.00%     7/20/2023                                   50,407
         24,258    8.00%     8/15/2023                                   25,969
         47,773    8.00%     12/20/2023                                  50,903
         12,117    8.00%     2/20/2024                                   12,912
        152,846    8.00%     2/20/2026                                  163,050
         32,515    8.00%     12/15/2026                                  34,849
         31,596    8.00%     12/20/2026                                  33,706
         52,812    8.00%     4/15/2028                                   56,565
        283,521    8.00%     4/15/2028                                  303,360
         53,467    8.00%     9/15/2029                                   57,255
        276,390    8.10%     5/20/2019                                  295,630
         67,216    8.10%     6/20/2019                                   71,895
        132,101    8.10%     7/20/2019                                  141,297
         85,801    8.10%     9/20/2019                                   91,774
        175,471    8.10%     9/20/2019                                  187,686
         86,339    8.10%     10/20/2019                                  92,349
        121,519    8.10%     1/20/2020                                  130,143

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)   NAME OF ISSUER                              MARKET VALUE (1)
--------------------------------------------------------------------------------
         31,723    8.10%     4/20/2020                                   33,974
        134,535    8.10%     7/20/2020                                  144,083
        127,823    8.25%     12/15/2011                                 135,911
         34,293    8.25%     1/15/2012                                   36,635
         59,714    8.25%     8/15/2015                                   64,451
        507,966    8.25%     4/15/2019                                  547,508
        184,482    8.25%     2/15/2020                                  199,110
         20,056    8.25%     4/15/2027                                   21,526
         86,453    8.25%     6/15/2027                                   92,788
         58,282    8.25%     10/15/2029                                  62,490
         88,824    8.25%     6/15/2030                                   95,196
         92,233    8.38%     10/15/2019                                  99,727
         94,486    8.38%     11/15/2029                                 101,650
        155,257    8.40%     2/15/2019                                  168,004
         33,273    8.40%     4/15/2019                                   36,004
        124,271    8.40%     6/15/2019                                  134,474
         42,801    8.40%     9/15/2019                                   46,315
         58,389    8.40%     9/15/2019                                   63,183
         58,075    8.40%     2/15/2020                                   62,932
         43,789    8.50%     12/15/2011                                  46,766
        151,161    8.50%     1/15/2012                                  162,267
         71,536    8.50%     4/15/2015                                   77,658
         34,410    8.50%     4/15/2015                                   37,355
        212,947    8.50%     9/15/2016                                  231,793
        162,565    8.50%     1/15/2017                                  177,355
        132,027    8.50%     12/15/2021                                 143,636
         18,553    8.50%     7/20/2022                                   20,133
        125,731    8.50%     10/20/2022                                 136,434
         60,991    8.50%     9/20/2024                                   66,133
        131,574    8.50%     3/20/2025                                  143,128
        288,546    8.50%     12/20/2026                                 310,901
         26,832    8.50%     8/15/2030                                   28,964
         58,343    8.60%     5/15/2018                                   62,768
         96,923    8.60%     6/15/2018                                  104,276
         77,049    8.63%     10/15/2018                                  82,835
          2,292    8.75%     5/15/2006                                    2,319
          2,628    8.75%     5/15/2006                                    2,659
          5,882    8.75%     10/15/2006                                   5,951
          9,456    8.75%     11/15/2006                                   9,565
          6,510    8.75%     2/15/2007                                    6,815
          2,847    8.75%     3/15/2007                                    2,980
         37,572    8.75%     11/15/2009                                  40,094
         42,467    8.75%     6/15/2011                                   45,793
        201,758    8.75%     11/15/2011                                 217,561
         40,792    8.75%     12/15/2011                                  43,987
         96,941    8.75%     10/15/2030                                 105,818
          5,739    9.00%     4/15/2006                                    5,810
          4,848    9.00%     4/15/2006                                    4,908
          4,549    9.00%     5/15/2006                                    4,605
          8,567    9.00%     5/15/2006                                    8,673
         26,605    9.00%     6/15/2006                                   26,935
         18,872    9.00%     7/15/2006                                   19,106
         17,313    9.00%     10/15/2006                                  17,528
          3,540    9.00%     10/15/2006                                   3,584
          3,687    9.00%     6/15/2007                                    3,866
         22,127    9.00%     10/15/2007                                  23,204
         21,185    9.00%     9/15/2008                                   22,107
          8,275    9.00%     9/15/2008                                    8,635
          2,643    9.00%     10/15/2008                                   2,758
         11,087    9.00%     11/15/2008                                  11,570
         25,319    9.00%     12/15/2008                                  26,420
          2,556    9.00%     2/15/2009                                    2,688

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)   NAME OF ISSUER                              MARKET VALUE (1)
--------------------------------------------------------------------------------
            709    9.00%     3/15/2009                                      746
         12,516    9.00%     4/15/2009                                   13,163
         10,456    9.00%     4/15/2009                                   11,024
          4,697    9.00%     5/15/2009                                    4,940
         19,796    9.00%     8/15/2009                                   20,871
         17,075    9.00%     9/15/2009                                   18,002
         10,004    9.00%     10/15/2009                                  10,520
         25,296    9.00%     11/15/2009                                  27,082
          6,415    9.00%     12/15/2009                                   6,763
         93,273    9.00%     7/15/2010                                   98,712
         41,219    9.00%     5/15/2011                                   44,641
        103,190    9.00%     5/15/2011                                  111,757
         67,655    9.00%     6/15/2011                                   73,272
         94,083    9.00%     7/15/2011                                  101,894
         55,578    9.00%     8/15/2011                                   59,480
         97,488    9.00%     8/15/2011                                  105,581
         94,556    9.00%     9/15/2011                                  102,406
         61,121    9.00%     9/15/2011                                   66,196
        102,527    9.00%     9/15/2011                                  111,039
         58,911    9.00%     10/15/2011                                  63,802
         39,339    9.00%     1/15/2012                                   42,802
         48,968    9.00%     5/20/2015                                   52,687
        177,896    9.00%     7/15/2015                                  192,117
         36,458    9.00%     8/15/2015                                   39,372
        101,830    9.00%     12/20/2015                                 109,563
         17,457    9.00%     5/20/2016                                   18,827
         27,451    9.00%     7/20/2016                                   29,605
        137,677    9.00%     1/15/2017                                  151,968
         13,938    9.00%     3/20/2017                                   15,065
        527,410    9.00%     6/15/2017                                  582,158
        416,706    9.00%     7/15/2017                                  459,962
        254,881    9.00%     8/20/2017                                  275,483
         18,371    9.00%     5/15/2018                                   20,176
          6,528    9.00%     12/15/2019                                   7,108
        267,817    9.00%     12/15/2019                                 291,608
        210,358    9.00%     6/15/2021                                  229,746
          3,177    9.00%     7/20/2021                                    3,458
          3,101    9.00%     10/20/2021                                   3,375
        344,036    9.00%     11/15/2024                                 374,876
         46,812    9.00%     7/20/2025                                   51,143
        165,854    9.00%     4/15/2026                                  181,755
         24,230    9.10%     5/15/2018                                   26,435
         89,221    9.25%     11/15/2009                                  96,500
         41,865    9.25%     1/15/2010                                   45,582
         37,268    9.25%     4/15/2010                                   40,576
         42,949    9.25%     11/15/2010                                  46,762
         69,898    9.25%     11/15/2011                                  76,521
         15,296    9.25%     4/15/2012                                   16,830
          9,136    9.50%     7/15/2009                                    9,690
         34,042    9.50%     8/15/2009                                   36,106
         11,672    9.50%     8/15/2009                                   12,379
         16,052    9.50%     9/15/2009                                   16,975
          4,789    9.50%     9/15/2009                                    5,080
         17,775    9.50%     9/15/2009                                   18,852
          6,971    9.50%     10/15/2009                                   7,372
         41,524    9.50%     10/15/2009                                  43,913
          9,227    9.50%     10/15/2009                                   9,787
        110,261    9.50%     10/15/2009                                 116,604
          8,584    9.50%     10/15/2009                                   9,105
         11,512    9.50%     10/15/2009                                  12,210
          2,936    9.50%     10/15/2009                                   3,114
          9,093    9.50%     10/15/2009                                   9,644

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)   NAME OF ISSUER                              MARKET VALUE (1)
--------------------------------------------------------------------------------
         30,600    9.50%     11/15/2009                                  33,204
         90,517    9.50%     1/15/2010                                   98,930
         34,909    9.50%     2/15/2010                                   37,191
         76,221    9.50%     4/15/2010                                   81,429
         27,344    9.50%     8/15/2010                                   29,886
         37,720    9.50%     11/15/2010                                  41,226
         23,916    9.50%     1/15/2011                                   26,295
        107,301    9.50%     3/15/2011                                  117,976
         16,003    9.50%     3/20/2016                                   17,479
         14,586    9.50%     6/15/2016                                   15,990
         44,985    9.50%     10/15/2016                                  49,316
         43,713    9.50%     10/15/2016                                  47,922
         37,715    9.50%     11/15/2016                                  41,346
         46,076    9.50%     11/20/2016                                  50,328
         16,137    9.50%     1/15/2017                                   17,743
         27,548    9.50%     8/15/2017                                   30,289
          3,926    9.50%     8/20/2017                                    4,300
         29,741    9.50%     9/15/2017                                   32,699
         17,027    9.50%     9/15/2017                                   18,720
         22,614    9.50%     12/15/2017                                  24,791
         77,279    9.50%     12/15/2017                                  84,701
         71,147    9.50%     12/15/2017                                  77,876
        175,794    9.50%     12/15/2017                                 192,593
          5,378    9.50%     12/20/2017                                   5,892
          6,203    9.50%     4/15/2018                                    6,837
          7,628    9.50%     4/20/2018                                    8,377
          1,880    9.50%     5/20/2018                                    2,064
         52,019    9.50%     6/15/2018                                   57,333
         61,553    9.50%     6/20/2018                                   67,595
         32,347    9.50%     7/20/2018                                   35,522
         13,083    9.50%     8/15/2018                                   14,420
         24,835    9.50%     8/20/2018                                   27,273
         25,661    9.50%     9/15/2018                                   28,283
         68,133    9.50%     9/15/2018                                   75,093
         45,218    9.50%     9/20/2018                                   49,656
         13,042    9.50%     9/20/2018                                   14,322
        121,603    9.50%     9/20/2018                                  133,539
         33,844    9.50%     10/15/2018                                  37,150
         17,985    9.50%     1/15/2019                                   19,866
         27,855    9.50%     4/15/2019                                   30,768
          2,225    9.50%     8/15/2019                                    2,457
         72,224    9.50%     8/20/2019                                   79,489
         30,440    9.50%     9/15/2019                                   33,624
          4,872    9.50%     10/20/2019                                   5,362
          8,957    9.50%     12/15/2019                                   9,894
          3,225    9.50%     1/15/2020                                    3,569
          8,182    9.50%     10/15/2020                                   9,054
         14,856    9.50%     1/15/2021                                   16,467
         38,735    9.50%     8/15/2021                                   42,934
        265,641    9.50%     8/15/2022                                  294,842
         72,543    9.75%     8/15/2009                                   78,854
         51,707    9.75%     9/15/2009                                   56,205
        152,767    9.75%     8/15/2010                                  167,440
         35,724    9.75%     11/15/2010                                  39,155
        207,944    9.75%     12/15/2010                                 227,917
        101,503    9.75%     1/15/2011                                  112,157
        167,896    9.75%     1/15/2011                                  185,518
         16,768    9.75%     10/15/2012                                  18,650
         27,892    9.75%     10/15/2012                                  31,022
         15,929    9.75%     10/15/2012                                  17,716
         18,868    9.75%     11/15/2012                                  20,986
         28,402    9.75%     11/15/2012                                  31,589

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)   NAME OF ISSUER                              MARKET VALUE (1)
--------------------------------------------------------------------------------
         42,318    9.75%     11/15/2012                                  47,067
         38,787    9.75%     11/15/2012                                  43,140
         33,336    10.00%    11/15/2008                                  35,987
          1,716    10.00%    11/15/2009                                   1,829
          5,286    10.00%    6/15/2010                                    5,815
         84,133    10.00%    6/15/2010                                   92,567
         24,330    10.00%    7/15/2010                                   26,769
         10,518    10.00%    7/15/2010                                   11,573
         13,110    10.00%    10/15/2010                                  14,424
         62,486    10.00%    11/15/2010                                  68,750
          6,072    10.00%    1/15/2011                                    6,738
         33,579    10.00%    3/20/2016                                   37,223
         18,899    10.00%    11/15/2017                                  21,025
         33,146    10.00%    2/15/2019                                   36,891
         26,470    10.00%    2/20/2019                                   29,354
         39,610    10.00%    3/20/2019                                   43,927
         23,544    10.00%    5/15/2019                                   26,203
         30,125    10.00%    5/20/2019                                   33,408
        277,105    10.00%    10/15/2019                                 315,190
         43,206    10.00%    11/15/2019                                  48,087
          8,090    10.00%    7/15/2020                                    9,016
         32,726    10.00%    12/15/2020                                  36,471
        112,523    10.00%    6/15/2021                                  125,537
         11,870    10.00%    10/15/2030                                  13,316
         34,922    10.25%    5/15/2009                                   37,638
         26,917    10.25%    11/15/2011                                  29,517
         30,128    10.25%    1/15/2012                                   33,272
         32,316    10.25%    2/15/2012                                   35,689
          2,541    10.25%    2/15/2012                                    2,806
         17,789    10.25%    7/15/2012                                   19,645
         34,946    10.50%    6/15/2009                                   37,787
          7,246    10.50%    7/15/2010                                    7,910
         10,170    10.50%    9/15/2015                                   11,313
         13,265    10.50%    11/15/2015                                  14,754
         20,462    10.50%    8/20/2017                                   22,795
         52,019    10.50%    11/15/2018                                  58,273
         57,963    10.50%    6/15/2019                                   65,040
        281,628    10.50%    2/15/2020                                  315,139
        240,431    10.50%    8/15/2021                                  273,482
          3,700    10.75%    1/15/2010                                    4,037
          1,575    10.75%    7/15/2011                                    1,724
         75,050    11.00%    1/15/2010                                   81,258
         39,954    11.00%    1/15/2010                                   43,259
         64,251    11.00%    1/15/2010                                   69,565
         34,457    11.00%    3/15/2010                                   37,307
         10,988    11.00%    6/15/2010                                   11,897
         26,992    11.00%    9/15/2010                                   29,225
         37,753    11.25%    6/15/2010                                   41,527
          5,410    11.25%    9/15/2010                                    5,951
         44,864    11.25%    9/15/2010                                   49,348
          7,729    11.25%    2/15/2011                                    8,537
          1,078    11.25%    2/15/2011                                    1,191
         20,553    11.25%    3/15/2011                                   22,701
         11,188    11.25%    3/15/2011                                   12,358
         46,265    11.25%    4/15/2011                                   51,102
         10,990    11.25%    5/15/2011                                   12,139
          7,456    11.25%    7/15/2011                                    8,236
         15,520    11.25%    7/15/2011                                   17,143
         34,145    11.25%    7/15/2011                                   37,715
         32,080    11.25%    9/15/2011                                   35,434
         14,725    11.25%    10/15/2011                                  16,265
          3,265    11.25%    11/15/2011                                   3,607
                                                            -------------------
                                                                     38,111,923
                                                            -------------------

Total mortgage pass-through securities                              151,130,995
    (cost: $151,537,794)                                    -------------------

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)   NAME OF ISSUER                              MARKET VALUE (1)
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL SECURITIES (0.3%) (2)
        229,000    Bernalillo Multifamily Rev. Series
                     1998A, 7.50%, 9/20/20                              245,957
         55,000    Cuyahoga County Multifamily Rev.
                     Series 2000B, 7.00%, 1/20/08                        56,686
         75,000    Louisiana Comm. Dev. Auth Rev.
                     Series 2002B, 5.25%, 12/20/07                       74,714
        415,000    Maplewood Multifamily Rev.
                     Series 1998B, 6.75%, 7/20/15                       417,876
         27,000    Nortex Multifamily Rev. Series
                     1999T, 6.50%, 3/20/06                               27,114
                                                            -------------------

Total taxable municipal securities                                      822,347
    (cost: $801,000)                                        -------------------

U.S. TREASURY / FEDERAL AGENCY SECURITIES (5.8%) (2)
                   Federal Home Loan Bank:
      5,000,000      2.50%, 6/30/09                                   4,861,960
      2,170,000      5.62%, 8/6/18                                    2,130,734
        600,000      5.08%, 7/16/18                                     575,702
        490,000      4.00%, 7/16/18                                     466,458
      5,000,000    FNMA Strip, zero coupon,
                     4.88% effective yield, 11/15/30                  1,471,245
                   U.S. Treasury Strips, zero coupon:
        550,000      3.80% effective yield, 8/15/11                     431,619
     12,000,000      4.80% effective yield, 11/15/27                  4,400,664
                                                            -------------------

Total U.S. Treasury / Federal Agency securities                      14,338,382
    (cost: $14,386,476)                                     -------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (30.8%) (2)

    FEDERAL HOME LOAN MORTGAGE CORP.:
        Par ($)   Coupon     Maturity                       Market Value ($)(1)
        -------   ------     --------                       -------------------
         24,963    3.00%     2/15/2023                                   25,748
         48,028    3.25%     4/15/2032                                   49,977
      2,652,854    3.50%     5/15/2029                                2,714,871
        368,763    4.00%     11/15/2014                                 385,822
        661,143    4.00%     5/31/2025                                  701,050
      1,361,136    4.00%     12/15/2032                               1,337,040
        442,938    4.25%     11/15/2017                                 416,481
        720,543    4.50%     5/15/2032                                  662,728
      4,189,900    5.50%     3/15/2032                                3,890,312
      5,000,000    6.50%     5/15/2029                                5,039,148
      1,936,350    7.50%     6/15/2017                                1,879,866
        669,638    7.50%     9/15/2030                                  645,788
      3,000,000    7.75%     3/18/2025                                2,682,860
        811,508    9.15%     10/15/2020                                 765,746
      1,852,199    9.50%     2/15/2020                                1,976,147

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)   NAME OF ISSUER                              MARKET VALUE (1)
--------------------------------------------------------------------------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION:
        Par ($)   Coupon     Maturity                       Market Value ($)(1)
        -------   ------     --------                       -------------------
      3,990,622    3.50%     2/25/2033                                3,672,089
      1,085,211    3.50%     3/25/2033                                1,029,857
      2,183,775    3.50%     6/25/2035                                2,110,451
      1,185,045    3.75%     5/25/2033                                1,090,606
      1,100,000    4.00%     4/25/2030                                1,054,224
      1,582,020    4.00%     11/25/2032                               1,519,189
        452,632    4.00%     1/25/2033                                  413,841
      1,916,736    4.00%     3/25/2033                                1,799,411
      1,856,014    4.00%     5/25/2033                                1,786,533
        285,986    5.00%     8/25/2022                                  283,483
      1,700,000    5.00%     12/25/2031                               1,635,535
        117,143    6.85%     12/18/2027                                 121,486
        133,216    7.00%     1/25/2021                                  136,985
        675,503    7.00%     1/25/2022                                  691,644
         61,060    7.70%     3/25/2023                                   64,249
        361,953    8.00%     7/25/2022                                  374,114
         51,299    8.50%     1/25/2021                                   54,819
         75,777    8.50%     4/25/2021                                   76,931
        392,346    8.50%     9/25/2021                                  417,621
        133,640    8.50%     1/25/2025                                  141,351
         94,459    8.75%     9/25/2020                                   98,742
        237,955    8.95%     10/25/2020                                 256,472
        725,818    9.00%     7/25/2019                                  779,230
        449,974    9.00%     12/25/2019                                 484,166
        152,782    9.00%     5/25/2020                                  161,991
         96,691    9.00%     6/25/2020                                  103,812
        233,773    9.00%     6/25/2020                                  248,508
         36,020    9.00%     7/25/2020                                   38,684
        230,808    9.00%     9/25/2020                                  248,832
        142,158    9.00%     10/25/2020                                 154,180
        283,764    9.00%     3/1/2024                                   299,124
      1,621,505    9.00%     11/25/2028                               1,807,627
        221,599    9.25%     1/25/2020                                  239,952
        215,902    9.50%     12/25/2018                                 235,078
        431,523    9.50%     3/25/2020                                  472,796
         89,920    9.50%     4/25/2020                                   96,029
        256,236    9.50%     5/25/2020                                  278,189
        353,385    9.50%     11/25/2020                                 386,708
        106,941    9.50%     11/25/2031                                 113,942
        494,202    9.60%     3/25/2020                                  539,472
        139,084    8.20%     4/25/2025                                  146,498
        597,480    8.00%     7/25/2044                                  628,421

    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
        Par ($)   Coupon     Maturity                       Market Value ($)(1)
        -------   ------     --------                       -------------------
        788,974    4.00%     10/17/2029                                 757,088
      2,000,000    5.00%     5/16/2030                                1,996,983
      2,488,296    7.00%     1/20/2032                                2,641,375
        543,866    8.00%     1/16/2030                                  572,512

    VENDEE MORTGAGE TRUST:
        Par ($)   Coupon     Maturity                       Market Value ($)(1)
        -------   ------     --------                       -------------------
      1,000,000    5.00%     8/15/2028                                  992,250
      1,000,000    5.00%     7/15/2030                                  963,882
        138,958    5.63%     2/15/2024                                  138,129
      2,000,000    6.00%     4/15/2027                                2,015,268
      2,000,000    6.00%     2/15/2030                                2,048,738
         70,441    6.50%     10/15/2025                                  70,561
      8,156,596    6.50%     12/15/2028                               8,292,740
      4,825,301    7.00%     9/15/2027                                5,012,317
        515,050    8.29%     12/15/2026                                 542,743
                                                            -------------------

Total collateralized mortgage obligations                            75,511,042
    (cost: $77,120,601)                                     -------------------

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR ($)   NAME OF ISSUER                              MARKET VALUE (1)
--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (1.6%) (2)
      1,500,000    FNMA, 4.00%, 1/10/06                               1,498,333
      2,373,333    Dreyfus Cash Mgmt. Fund, 3.40%                     2,373,333
                                                            -------------------

Total short-term securities                                           3,871,666
    (cost: $3,871,666)                                      -------------------

Total investments in securities                                    $245,674,432
    (cost: $247,717,537)                                    -------------------



Other Assets and Liabilities, Net (-0.2%)                              (493,179)
                                                            -------------------
Total Net Assets                                                   $245,181,253
                                                            ===================


                                                            -------------------
Aggregate Cost                                                      247,717,537
                                                            -------------------

Gross Unrealized Appreciation                                         1,750,344
Gross Unrealized Depreciation                                        (3,793,449)
                                                            -------------------
Net Unrealized Appreciation(Depreciation)                            (2,043,105)
                                                            ===================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.

ITEM 2.  CONTROLS AND PROCEDURES
         -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit U.S. Government Securities Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company
         Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting. ITEM 3. EXHIBITS Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as
         Exhibit 99.CERT.

ITEM 3.  EXHIBITS
         --------

         Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as
         Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.
-----------------------------------------

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    February 16, 2006
         -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    February 16, 2006
         -----------------

By:      /s/ Eugene C. Sit
         ----------------------------
         Eugene C. Sit
         Chairman

Date:    February 16, 2006
         -----------------